Average Annual Total Returns (Core Diversified Growth & Income Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	6.63%
Date of Inception	Jul. 01, 2008
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Since Inception	1.61%
Date of Inception	Jul. 01, 2008
Combined Index
Average Annual Total Returns
One Year	12.92%
Since Inception	3.64%
Date of Inception	Jul. 01, 2008
Series I, Core Diversified Growth & Income Trust
Average Annual Total Returns
One Year	10.82%
Since Inception	1.25%
Date of Inception	Jul. 01, 2008
Series II, Core Diversified Growth & Income Trust
Average Annual Total Returns
One Year	10.61%
Since Inception	1.08%
Date of Inception	Jul. 01, 2008
Series III, Core Diversified Growth & Income Trust
Average Annual Total Returns
One Year	11.12%
Since Inception	1.56%
Date of Inception	Jul. 01, 2008
Series NAV, Core Diversified Growth & Income Trust
Average Annual Total Returns
One Year	11.29%
Since Inception	1.75%
Date of Inception	Jul. 01, 2008